Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity
Stockholders' Equity

12.        Stockholders’ Equity

Authorized Capital

NightHawk has authorized 10,000,000 shares of Preferred Stock (par value $0.0001) as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, there were no outstanding shares of Preferred Stock.

NightHawk had 250,000,000 shares of common stock (par value $0.0002) authorized as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, 25,661,488 and 25,649,824 common stock shares were issued and outstanding.

At-The-Market-Offering

From January 1, 2021 to December 31, 2021 the Company sold 2,106,027 shares of common stock under the Common Stock Sales Agreement, and the Amended and Restated Common Stock Sales Agreement, at an average price of approximately $12.18 per share, raising aggregate net proceeds of approximately $25.6 million, after deducting an aggregate commission up to 3%. No shares of common stock were sold under the Common Stock Sales Agreement, or the Amended and Restated Common Stock Sales Agreement during the year ended December 31, 2022.

Common Stock Warrants

In connection with the November 26, 2018 public offering, the Company issued 657,142 common stock warrants each of which are exercisable for one share of common stock. The common stock warrants have an exercise price of $11.55 per share and expire five years from the issuance date. The warrants have been accounted for as equity instruments.

In connection with the May 7, 2018 public offering, the Company issued 1,357,142 pre-funded warrants and 1,026,785 common stock warrants each of which are exercisable for one share of common stock. The pre-funded warrants had an exercise price of $0.07 per share and as of December 31, 2019 all pre-funded warrants have been exercised. The common stock warrants have an exercise price of $11.09 per share and expire five years from the issuance date. The warrants have been accounted for as equity instruments.

In January 2021, the Company issued 31,000 common stock warrants each of which are exercisable for one share of common stock. The common stock warrants have an exercise price of $5.78 per share and expire two years from the issuance date. The warrants have been accounted for as equity instruments.

During the year ended December 31, 2022, no common stock warrants have been issued, exercised, exchanged, or expired. During the year ended December 31, 2021, 31,000 warrants were issued and no common stock warrants were exercised or exchanged and 42,556 common stock warrants expired.

The Company has a total of 747,383 warrants outstanding at a weighted average exercise price of $11.06 to purchase its common stock as of December 31, 2022. These warrants are summarized as follows:

Issuance Date	Number of Shares	Exercise Price	Expiration Date
5/7/2018	403,025	$11.09	5/8/2023
11/26/2018	313,358	$11.55	11/26/2023
1/28/2021	31,000	$5.78	1/28/2023

Equity Compensation Plans

2009 Stock Incentive Plan

In 2009, the Company adopted the Heat Biologics, Inc. 2009 Stock Option Plan (the “2009 Plan”), under which stock options to acquire 21,739 common shares could be granted to key employees, directors, and independent contractors. Under the 2009 Plan, both incentive and non-qualified stock options could be granted under terms and conditions established by the Board of Directors. The exercise price for incentive stock options was the fair market value of the related common stock on the date the stock option was granted. Stock options granted under the 2009 Plan generally have terms of 10 years and have various vesting schedules.

The Company amended the 2009 Stock Option Plan and all related addendum agreements in April 2011. This second amendment increased the number of shares available for issuance from 21,739 to 65,217. The Company amended the 2009 Plan to increase the number of shares available for issuance to 86,957. The 2009 Plan expired in September 2019, however all options outstanding at the time of expiration remained outstanding and exercisable by their term. As of December 31, 2022 and 2021, there were 1,135 and 2,622 stock options outstanding under the 2009 Plan, respectively.

2014 Stock Incentive Plan

In June 2014, the stockholders approved the Heat Biologics, Inc. 2014 Stock Option Plan (the “2014 Plan”), under which the Company is authorized to grant 50,000 awards in the form of both incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock-based awards with terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the 2014 Plan. In 2015, the stockholders approved an amendment to the Plan to increase the number of shares by 60,000 and in 2016, the stockholders approved an amendment that allowed the Company to grant up to 300,000 awards in total. As of December 31, 2022 and 2021, there were 17,385 and 21,368 stock options outstanding under the 2014 Plan, respectively.

2017 Stock Incentive Plan

In June 2017, the stockholders approved the Heat Biologics, Inc. 2017 Stock Incentive Plan (the “2017 Plan”), under which the Company is authorized to grant 500,000 awards in the form of both incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock-based awards with terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the 2017 Plan. As of December 31, 2022 and 2021 there were 31,018 and 38,227 stock options outstanding under the 2017 Plan, respectively.

2018 Stock Incentive Plan

In October 2018, the stockholders approved the Heat Biologics, Inc. 2018 Stock Incentive Plan (the “2018 Plan”), under which the Company is authorized to grant 571,428 awards in the form of both incentive and non-qualified stock options, restricted stock, stock appreciation rights and other stock-based awards with terms established by the Compensation Committee of the Board of Directors which has been appointed by the Board of Directors to administer the 2018 Plan. At our 2019 Annual Meeting of Stockholders, the stockholders approved an amendment to the 2018 Plan to increase the number of shares by 571,428. As of December 31, 2022 and 2021 there were 6,955,758 and 2,847,755 stock options outstanding under the 2018 plan, respectively.

2021 Subsidiaries Stock Incentive Plan

In July 2021, the stockholders approved the Company’s 2021 Subsidiaries Stock Incentive Plan (the “SSIP”) which allows for the grant of equity interests in subsidiaries of the Company including Skunkworx, Scorpius, Abacus, Blackhawk  and other newly formed subsidiaries of the Company that adopt the SSIP by resolution of their Board of Directors. On August 2, 2021, the Board of Directors, the Compensation Committee and the Boards of Directors of Skunkworx, Scorpius, Abacus and Blackhawk granted to Jeff Wolf, Chief Executive Officer, an option under the SSIP to purchase 10,526, 10,638, 10,526 and 10,526 shares of common stock of Skunkworx, Scorpius, Abacus and Blackhawk, respectively, and to William Ostrander, Chief Financial Officer, an option under the SSIP to purchase 2,127 shares of common stock of Scorpius. In addition, at its 2022 Annual Meeting for Stockholders, the stockholders approved adding Elusys as a participating subsidiary in the SSIP and increasing the numbers of shares that each participating subsidiary may issue under the SSIP. As of December 31, 2022 and 2021 there were 31,578 and 44,343 stock options outstanding under the 2021 SSIP plan, respectively.

2021 Employee Stock Option Plan

The ESPP was approved at the Company’s annual meeting of stockholders in September 2021. The ESPP currently authorizes an aggregate of 500,000 shares of common stock to be purchased. The ESPP allows employees to purchase shares of common stock of the Company at each purchase date through payroll deductions of up to a maximum of 15% of their compensation, at 85% of the lesser of the market price of the shares at the time of purchase or the market price on the beginning date of an option period. At December 31, 2022, there were 488,336 shares available for issuance under the ESPP.

There are 547,763 stock options remaining available for grant under the 2014 Plan, 2017 Plan, 2018 Plan and 2021 Plans (collectively, the “Plans”). The following table summarizes the components of the Company’s stock-based compensation included in net loss:

	For the years ended
	December 31,
	2022	2021
Employee stock options	$2,782,694	$1,136,843
Non-employee stock options	1,114,894	1,294,279
Employee stock awards	169,571	2,903,463
Non-employee stock awards	18,578	834,396
	$4,085,737	$6,168,981

Accounting for Stock-Based Compensation:

Stock Compensation Expense - For the years ended December 31, 2022, and 2021, we recorded $4,085,737, and $6,168,981 of stock-based compensation expense, respectively. No compensation expense of employees with stock awards was capitalized during the years ended December 31, 2022 and 2021.

Stock Options - Under the Plans, we have issued stock options. A stock option granted gives the holder the right, but not the obligation to purchase a certain number of shares at a predetermined price for a specific period of time. We typically issue options that vest over four years in equal installments beginning on the first anniversary of the date of grant. Under the terms of the Plans, the contractual life of the option grants may not exceed ten years. During the years ended December 31, 2022, and 2021, we issued options that expire ten years from the date of grant.

Fair Value Determination - We have used the Black-Scholes-Merton option pricing model to determine fair value of our stock option awards on the date of grant.

The following weighted-average assumptions were used for option grants during the years ended December 31, 2022 and 2021:

●	Volatility – The Company used an average historical stock price volatility of its own data plus an analysis of reported data for a peer group of comparable companies that have issued stock options with substantially similar terms.

●	Expected life of options – The expected term represents the period that the Company’s stock option grants are expected to be outstanding. The Company elected to utilize the “simplified” method to estimate the expected term as the company does not have sufficient appropriate exercise data on which to base its estimate. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

●	Risk-free interest rate – The rate is based on U.S. Treasury interest rates at the time of the grant whose term is consistent with the expected life of the stock options.

●	Dividend yield – The expected dividend yield was considered to be 0% in the option pricing formula since the Company had not paid any dividends and had no plan to do so in the future.

●	Forfeitures – The Company’s policy is to account for forfeitures as they occur.

The following table summarizes assumptions used in our calculations of fair value for the years ended December 31, 2022 and 2021:

	2022		2021
Dividend yield	—%		—%
Expected volatility	100.85-105.09%		99.34-104.61%
Risk-free interest rate	1.95-3.61%		0.36-1.36%
Expected lives (years)	5.3-6.1	years	5.0-6.1	years

Stock Option Activity - The weighted-average grant date fair value of options granted during the years ended December 31, 2022 and 2021 was $0.87 and $3.67, respectively.

The following table summarizes stock option activity for the years ended December 31, 2022 and 2021:

		Weighted		Weighted
		Average	Aggregate	Average
		Exercise	Intrinsic	Remaining
	Shares	Price	Value	Contractual Life
Stock options outstanding at December 31, 2020	1,480,139	$11.05	$403,743
Granted	1,674,153	4.65
Exercised	(70,967)	6.53	$—
Expired	(49,532)	14.26
Forfeited	(79,478)	5.55
Stock options outstanding at December 31, 2021	2,954,315	7.62	$100,419
Granted	4,307,599	1.10
Exercised	(12,765)	1.30	$—
Expired	(82,253)	10.20
Forfeited	(130,022)	4.44
Stock options outstanding at December 31, 2022	7,036,874	$3.67	$16,842	9.1	Years
Stock options exercisable at December 31, 2022	1,680,455	$9.63	$16,841	7.5	Years

Unrecognized compensation expense related to unvested stock options was $5.4 million as of December 31, 2022, which is expected to be recognized over a weighted-average period of 1.30 years and will be adjusted for forfeitures as they occur.

Restricted Stock - Under the Plans, the Company has issued restricted stock. A restricted stock award is an issuance of shares that cannot be sold or transferred by the recipient until the vesting period lapses. Restricted stock issued to members of our Board of Directors and Executives vest 50% on the grant date, 30% on the first anniversary and 10% each anniversary thereafter. The grant date fair value of the restricted stock is equal to the closing market price of the Company’s common stock on the date of grant.

Restricted Stock Activity - The following table summarizes the restricted stock activity during the years ended December 31, 2022 and 2021:

		Weighted
		Average
	Shares	Fair Value
Restricted stock at December 31, 2020	239,928	$4.02
Granted	678,490	5.09
Vested	(548,248)	4.88
Restricted stock at December 31, 2021	370,170	4.71
Vested	(336,169)	4.86
Restricted stock at December 31, 2022	34,001	$3.22

The aggregate fair value of awards that vested during the years ended December 31, 2022 and 2021 was $1.6 million and $2.2 million.

RSUs - Under the Plans, the Company has time-based RSUs. RSUs are not actual shares, but rather a right to receive shares in the future. The shares are not issued and the employee cannot sell or transfer shares prior to vesting and has no voting rights until the RSUs vest. The employees' time-based RSUs will result in the delivery of shares in one-fourth increments commencing on the award date. The grant date fair value of the RSUs is equal to the closing market price of the Company’s common stock on the grant date. The Company recognizes the grant date fair value of RSUs of shares it expects to issue as compensation expense ratably over the requisite service period.

The following table summarizes the RSU activity during the year ended December 31, 2021. There was no RSU activity during the year ended December 31, 2022.

		Weighted
		Average
	Shares	Fair Value
RSUs at December 31, 2020	1,900	$26.60
Vested	(1,900)	26.60
RSUs at December 31, 2021	—	$—